Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth compensation information for our principal executive officer (“PEO”), and our NEOs, for purposes of comparing their compensation to the value of our stockholders’ investments and our net income, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, and 2021.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (5)	Net Income Attributable to Radiant Logistics, Inc. (millions)
2023	$2,225,251	$2,108,983	$779,404	$730,759	$171	$20.6
2022	2,844,946	2,812,769	889,073	883,806	189	44.5
2021	1,809,251	2,143,332	542,909	665,730	176	23.1

(1)
The dollar amounts reported are the amounts of total compensation reported for our PEO, Mr. Crain, in the Summary Compensation Table.
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Crain in our Summary Compensation Table during the applicable year, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Compensation Actually Paid to PEO
2023	$2,225,251	$(913,439)	$933,972	$(110,156)	$(26,646)	$2,108,983
2022	2,844,946	(889,474)	839,214	34,568	(16,485)	2,812,769
2021	1,809,251	(162,085)	218,279	215,124	62,763	2,143,332
(3)
For each fiscal year, Non-PEO NEOs, Messrs. Macomber, Goldstein, and Sobba, are included in the average figures shown.
(4)
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Average Compensation Actually Paid to Non-PEO NEOs
2023	$779,404	$(365,303)	$373,231	$(45,095)	$(11,478)	$730,759
2022	889,073	(353,912)	338,883	14,891	(5,129)	883,806
2021	542,909	(69,820)	94,026	80,590	18,024	665,730
(5)
Assumes an investment of $100 for the period starting on June 30, 2021 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on NYSE American, as applicable, on the following trading days were: $6.93 on June 30, 2021; $7.42 on June 30, 2022; and $6.72 on June 30, 2023.

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND FINANCIAL PERFORMANCE MEASURES

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid and Net Income. As demonstrated by the following graphs, the amount of compensation actually paid to our NEOs is aligned with our net income over the three years presented in the table. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measure of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” our performance-based compensation elements are designed to reward both annual performance (under the short-term incentive program) and longer-term performance (under the long-term incentive program).

Compensation Actually Paid and Company Total Stockholder Return (“TSR”). As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is aligned with our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because, among other things, a portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our stock price. In addition, it appears our stock price generally correlates with our year-over-year financial results, including net income. As discussed above, net income is correlated with the performance measures of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively.

Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported are the amounts of total compensation reported for our PEO, Mr. Crain, in the Summary Compensation Table.
(3)
For each fiscal year, Non-PEO NEOs, Messrs. Macomber, Goldstein, and Sobba, are included in the average figures shown.

PEO Total Compensation Amount	$ 2,225,251	$ 2,844,946	$ 1,809,251
PEO Actually Paid Compensation Amount	$ 2,108,983	2,812,769	2,143,332
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Crain in our Summary Compensation Table during the applicable year, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Compensation Actually Paid to PEO
2023	$2,225,251	$(913,439)	$933,972	$(110,156)	$(26,646)	$2,108,983
2022	2,844,946	(889,474)	839,214	34,568	(16,485)	2,812,769
2021	1,809,251	(162,085)	218,279	215,124	62,763	2,143,332

Non-PEO NEO Average Total Compensation Amount	$ 779,404	889,073	542,909
Non-PEO NEO Average Compensation Actually Paid Amount	$ 730,759	883,806	665,730
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Average Compensation Actually Paid to Non-PEO NEOs
2023	$779,404	$(365,303)	$373,231	$(45,095)	$(11,478)	$730,759
2022	889,073	(353,912)	338,883	14,891	(5,129)	883,806
2021	542,909	(69,820)	94,026	80,590	18,024	665,730

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company Total Stockholder Return (“TSR”). As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is aligned with our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because, among other things, a portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our stock price. In addition, it appears our stock price generally correlates with our year-over-year financial results, including net income. As discussed above, net income is correlated with the performance measures of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income. As demonstrated by the following graphs, the amount of compensation actually paid to our NEOs is aligned with our net income over the three years presented in the table. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measure of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” our performance-based compensation elements are designed to reward both annual performance (under the short-term incentive program) and longer-term performance (under the long-term incentive program).

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Total Shareholder Return Amount	$ 171	189	176
Net Income (Loss)	$ 20,600,000	$ 44,500,000	$ 23,100,000
PEO Name	Mr. Crain	Mr. Crain	Mr. Crain
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (913,439)	$ (889,474)	$ (162,085)
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	933,972	839,214	218,279
PEO [Member] | One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,156	34,568	215,124
PEO [Member] | Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,646	16,485	62,763
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(365,303)	(353,912)	(69,820)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	373,231	338,883	94,026
Non-PEO NEO [Member] | One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,095	14,891	80,590
Non-PEO NEO [Member] | Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,478	$ 5,129	$ 18,024